Effect of Changing Health Care Cost Trend Rate by One-Percentage Point (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect of one-percentage point increase in health care cost trend rate on total of service and interest cost components	$ 10
Effect of one-percentage point increase in health care cost trend rate postretirement benefit obligation	215
Effect of one-percentage point decrease in health care cost trend rate on total of service and interest cost components	(10)
Effect of one-percentage point decrease in health care cost trend rate postretirement benefit obligation	$ (179)